DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 24, 2022	May 16, 2022
Debt Instrument, Face Amount	$ 97,017	$ 32,526
Letter of credit	344,166	344,166
Term loan	134,681	134,681
Total assets of discontinued operations		0	$ 0
Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent
Accrued interest and fees	$ 54,256
Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent
Accrued interest and fees		$ 54,256
Catherine Chis [Member]
Accrues per interest					$ 28.60
Line of credit					$ 141,415
Catherine Chis [Member] | Letter of Credit [Member]
Debt Instrument, Face Amount					$ 352,415
Accrues per interest					$ 63.65
Power Conversion Technologies Inc [Member]
Accrues per interest				$ 28.60
Line of credit				$ 142,473
Power Conversion Technologies Inc [Member] | Letter of Credit [Member]
Debt Instrument, Face Amount				$ 354,774
Accrues per interest				$ 63.65